Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net loss	$ (2,514,335)	$ (534,336)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	218,215	71,240
Changes in fair value of convertible debt	0	(858,000)
us-gaap_IncreaseDecreaseInDeferredCharges	(0)	638,018
Prepaid expenses, deposits and other assets	(116,334)	(629,713)
Accounts payable	(230,403)	240,257
Acccrued expenses and other liabilities	(268,696)	364,807
Grant receivable	915,404
Deferred grant revenue	572,475	501,821
Net cash used in operating activities	(1,423,674)	(1,481,942)
Net increase (decrease) in cash and cash equivalents	(1,423,674)	(1,481,942)
Cash and cash equivalents at beginning of year	7,792,846	4,093,579
Cash and cash equivalents at end of year	6,369,172	2,611,637
Supplemental disclosure of non-cash investing and financing activities:
Deferred offering costs in accounts payable and accrued expenses	247,671	0
Stock options granted in lieu of cash bonus	255,724	0
Cashless exercise of prefunded warrants	$ 496	$ 0